Income Taxes - Income Taxes Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Tax Disclosures
Federal statutory rate	35.00%	35.00%	35.00%
None in excess of 5% of computed tax	5.00%	5.00%	5.00%
Effective tax rate	(1.50%)	35.00%	35.60%
DPAD percentage rate	6.00%	9.00%
Foreign income (loss) before income taxes	$ (3.7)	$ 1.3	$ (5.2)
Foreign
Income Tax Disclosures
Operating loss carryforward	$ 43.8